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                                                           File Nos. 333-138560
                                                                      811-21978

    As filed with the Securities and Exchange Commission on March 14, 2011

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       Pre-Effective Amendment No.   [_]

                      Post-Effective Amendment No. 9 [X]

                                    and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                             Amendment No. 10 [X]

                       (Check appropriate box or boxes)

                            PIONEER SERIES TRUST VI
              (Exact Name of Registrant as Specified in Charter)

                 60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (617) 742-7825

           Terrence J. Cullen, Pioneer Investment Management, Inc.,
                 60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [X]  immediately upon filing pursuant to paragraph (b)
     [_]  on [date] pursuant to paragraph (b)
     [_]  60 days after filing pursuant to paragraph (a)(1)
     [_]  on [date] pursuant to paragraph (a)(1)
     [_]  75 days after filing pursuant to paragraph (a)(2)
     [_]  on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

     [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as emended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 14th day of March, 2011.

                                                       PIONEER SERIES TRUST VI

                                                  By:  /s/ Daniel K. Kingsbury
                                                       Daniel K. Kingsbury
                                                       Executive Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on March 14, 2011:

Signature                           Title

John F. Cogan, Jr.*                 Chairman of the Board,
John F. Cogan, Jr.                  President (Principal Executive
                                    Officer) and Trustee

Mark E. Bradley*                    Treasurer (Principal Financial
Mark E. Bradley                     and Accounting Officer)

David R. Bock*                      Trustee
David R. Bock

Mary K. Bush*                       Trustee
Mary K. Bush

Benjamin M. Friedman*               Trustee
Benjamin M. Friedmam

Margaret B.W. Graham*               Trustee
Margaret B.W. Graham

/s/ Daniel K. Kingsbury             Executive Vice President
Daniel K. Kingsbury                 and Trustee

Thomas J. Perna*                    Trustee
Thomas J. Perna

Marguerite A. Piret*                Trustee
Marguerite A. Piret

Stephen K. West*                    Trustee
Stephen K. West

*By:  /s/ Daniel K. Kingsbury           Dated: March 14, 2011
          Daniel K. Kingsbury
          Attorney-in-Fact

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Pioneer Cayman Commodity Fund Ltd. certifies that it has duly caused this
Registration Statement of Pioneer Series Trust VI, with respect only to information that specifically relates to Pioneer Cayman Commodity Fund Ltd., to be signed on its behalf by the undersigned, duly authorized, in the city of Boston, and Commonwealth of Massachussetts, on the 14th day of March, 2011.

                                             PIONEER CAYMAN COMMODITY FUND, LTD.

                                             By:  /s/ Daniel K. Kingsbury
                                                  ------------------------------
                                                     Daniel K. Kingsbury
                                                     Director

This Registration Statement of Pioneer Series Trust VI, with respect only to information that specifically relates to Pioneer Cayman Commodity Fund Ltd., has been signed below by the following person in the capacity indicated below on March 14, 2011.

       SIGNATURE                     TITLE
       ---------                     -----

/s/ Daniel K. Kingsbury            Director
------------------------
   Daniel K. Kingsbury

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                                 EXHIBIT INDEX

Index Number       Description of Index

EX-101.INS         XBRL Instance Document

EX-101.SCH         XBRL Taxonomy Extension Schema Document

EX-101.CAL         XBRL Taxonomy Extension Calculation Document

EX-101.DEF         XBRL Taxonomy Extension Definition Document

EX-101.LAB         XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE         XBRL Taxonomy Extension Presentation Linkbase